Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000261036 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000261036 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000261036 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261036 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261036 [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000261036 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000261036 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000261036 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000261036 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261036 [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000261036 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000261036 [Member] | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000261036 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000261037 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000261037 [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000261037 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000261037 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000261037 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000261037 [Member] | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000261037 [Member] | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000261037 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000261037 [Member] | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261037 [Member] | Ascendis Pharma AS - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000261037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000261037 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000261037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000261037 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000261037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000261037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000261037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000261037 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%